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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Highland Management Partners VI, Inc.
                 -------------------------------------
   Address:      92 Hayden Avenue
                 -------------------------------------
                 Lexington, Massachusetts 02421
                 -------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Barry
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   781-861-5500
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Kathy Barry,              Lexington, MA,     February 17, 2009
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        ---------------------

Form 13F Information Table Entry Total: 2
                                        ---------------------

Form 13F Information Table Value Total: $8,756 (in thousands)
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                      FORM 13F INFORMATION TABLE

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

      COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
------------------------ --------------- ---------- -------- -------------------- ------------- --------- ----------------------
                                                     VALUE    SHRS OR   SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN  CALL   DISCRETION  MANAGERS   SOLE      SHARED  NONE
------------------------ --------------- ---------- -------- ---------- ---- ---- ------------  --------- ---------- ------  ----
HELICOS BIOSCIENCES CORP  COM             42326R109    4,527 11,608,461   SH        Defined        N/A    11,608,461
LULULEMON ATHLETICA INC.  COM             550021109    4,229    533,290   SH        Defined        N/A       533,290

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